SIGNIFICANT TRANSACTIONS - Narrative (Details) $ / mHz in Millions, $ in Millions, ৳ in Billions						1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 15, 2021 tower	Sep. 05, 2021 USD ($)	Jul. 19, 2021 USD ($)	Jul. 01, 2021	Jul. 22, 2019 USD ($) $ / mHz numberOfMegahertz	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2022	Dec. 31, 2021 tower	Mar. 31, 2021 USD ($) numberOfMegahertz	Mar. 31, 2021 BDT (৳) numberOfMegahertz	Feb. 28, 2021 numberOfMegahertz	Dec. 31, 2020 USD ($)	Aug. 21, 2019 USD ($)
Disclosure of subsidiaries [line items]
Financial assets							$ 89		$ 89							$ 395
Intangible assets acquired									593	$ 172
Foreign currency loss							104	$ 219	96	$ 705
Licences
Disclosure of subsidiaries [line items]
Intangible assets acquired			$ 384
Service cost liability			65
At amortized cost
Disclosure of subsidiaries [line items]
Financial assets							$ 60		$ 60							$ 364
Pakistan Telecommunication Authority license renewal
Disclosure of subsidiaries [line items]
License renewal tax percentage					13.00%
Pakistan Telecommunication Authority license renewal | At amortized cost | Security deposits and cash collateral
Disclosure of subsidiaries [line items]
Financial assets			$ 326														$ 326
License percentage																	50.00%
Long term lease agreement, NTC | NTC
Disclosure of subsidiaries [line items]
Towers held | tower												15,400
Lease term											8 years
Additional towers leased | tower	5,000
Banglalink
Disclosure of subsidiaries [line items]
Spectrum, frequency band | numberOfMegahertz													40	40	30.6
Spectrum cost													$ 115	৳ 10
OTM
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						67.00%
Consideration paid (received)						$ 16
Algeria
Disclosure of subsidiaries [line items]
Percentage ownership sold				45.57%
NTC | VEON Holdings B.V.
Disclosure of subsidiaries [line items]
Consideration paid (received)		$ (970)
NTC | Long term lease agreement, NTC
Disclosure of subsidiaries [line items]
Lease term									8 years
1800 MHz Spectrum | Pakistan Telecommunication Authority license renewal
Disclosure of subsidiaries [line items]
Frequency bands | numberOfMegahertz					1,800
License renewal cost per spectrum block (USD per MHz) | $ / mHz					30
1800 MHz Spectrum | Banglalink
Disclosure of subsidiaries [line items]
Spectrum, frequency band | numberOfMegahertz													4.4	4.4
Frequency bands | numberOfMegahertz													1,800	1,800
2100 MHz Spectrum | Banglalink
Disclosure of subsidiaries [line items]
Spectrum, frequency band | numberOfMegahertz													5	5
Frequency bands | numberOfMegahertz													2,100	2,100
900 MHz Spectrum | Pakistan Telecommunication Authority license renewal
Disclosure of subsidiaries [line items]
Frequency bands | numberOfMegahertz					900
License renewal cost per spectrum block (USD per MHz) | $ / mHz					40
License renewal cost					$ 450